Summary of Significant Accounting Policies - Correction of Prior Period Financial Statements (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss attributable to common stock and participating preferred stockholders	$ (31.5)	$ 155.6
Common stock	100.00%	89.30%
Unvested restricted stock	0.00%	0.80%
Preferred stock	0.00%	9.90%
Net income (loss) attributable to common stock and participating preferred stockholders, diluted	$ (31.5)	$ 135.7
Basic (in shares)	$ (0.70)	$ 3.14
Diluted (in shares)	$ (0.70)	$ 2.90
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss attributable to common stock and participating preferred stockholders	$ (31.5)
Common stock	94.30%
Unvested restricted stock	1.30%
Preferred stock	4.40%
Net income (loss) attributable to common stock and participating preferred stockholders, diluted	$ (29.7)
Basic (in shares)	$ (0.66)
Diluted (in shares)	$ (0.66)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss attributable to common stock and participating preferred stockholders	$ (31.5)
Common stock	5.70%
Unvested restricted stock	(1.30%)
Preferred stock	(4.40%)
Net income (loss) attributable to common stock and participating preferred stockholders, diluted	$ (1.8)
Basic (in shares)	$ (0.04)
Diluted (in shares)	$ (0.04)